Consolidated statement of changes in equity (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Reduction of issued capital	$ 2,000,000,000 [1]
HSBC Overseas Holdings (UK) Limited
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 435,000,000
Preference shares
Reduction of issued capital		$ 1,450,000,000
Other equity instruments interest rate		6.20%
HSBC Holdings | Tier 1 Instruments
Notional amount	2,000,000,000
Payments for debt issue costs	4,000,000
HSBC Holdings | Contingent convertible securities
Notional amount		$ 1,500,000,000
Reduction of issued capital	$ 2,000,000,000
Other equity instruments interest rate	6.875%

[1]	During 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible securities. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares.